Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND

WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND

WELLS FARGO ADVANTAGE GROWTH BALANCED FUND

WELLS FARGO ADVANTAGE MODERATE BALANCED FUND

Supplement dated March 31, 2009, to the Statement of Additional Information dated February 1, 2009,

as previously supplemented on March 1, 2009.

This supplement contains important information about the Funds referenced above.

Effective March 31, 2009, Mr. Thomas S. Goho retired as an Independent Trustee of Wells Fargo Funds Trust. As a result, all references to Mr. Goho are deleted.

Effective April 1, 2009, Ms. Judith M. Johnson, an Independent Trustee, serves as the chairperson of the Audit Committee.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO COREBUILDER SHARESSM – SERIES G

Supplement dated March 31, 2009, to the Statement of Additional Information dated April 15, 2008,

as previously supplemented on August 1, 2008, October 1, 2008, November 1, 2008, December 29, 2008,

January 16, 2009 and March 1, 2009.

This supplement contains important information about the Fund referenced above.

Effective March 31, 2009, Mr. Thomas S. Goho retired as an Independent Trustee of Wells Fargo Funds Trust. As a result, all references to Mr. Goho are deleted.

Effective April 1, 2009, Ms. Judith M. Johnson, an Independent Trustee, serves as the chairperson of the Audit Committee.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO COREBUILDER SHARESSM – SERIES M

Supplement dated March 31, 2009, to the Statement of Additional Information dated April 15, 2008,

as previously supplemented on May 9, 2008, August 1, 2008, October 1, 2008, November 1, 2008,

December 29, 2008, January 16, 2009 and March 1, 2009.

This supplement contains important information about the Fund referenced above.

Effective March 31, 2009, Mr. Thomas S. Goho retired as an Independent Trustee of Wells Fargo Funds Trust. As a result, all references to Mr. Goho are deleted.

Effective April 1, 2009, Ms. Judith M. Johnson, an Independent Trustee, serves as the chairperson of the Audit Committee.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND

Supplement dated March 31, 2009, to the Statement of Additional Information dated July 1, 2008,

as previously supplemented on August 1, 2008, October 1, 2008, November 1, 2008, December 29, 2008,

January 16, 2009 and March 1, 2009.

This supplement contains important information about the Funds referenced above.

Effective March 31, 2009, Mr. Thomas S. Goho retired as an Independent Trustee of Wells Fargo Funds Trust. As a result, all references to Mr. Goho are deleted.

Effective April 1, 2009, Ms. Judith M. Johnson, an Independent Trustee, serves as the chairperson of the Audit Committee.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND

WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND

WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND

WELLS FARGO ADVANTAGE EMERGING GROWTH FUND

WELLS FARGO ADVANTAGE EQUITY INCOME FUND

WELLS FARGO ADVANTAGE EQUITY VALUE FUND

WELLS FARGO ADVANTAGE GROWTH EQUITY FUND

WELLS FARGO ADVANTAGE INDEX FUND

WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND

WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND

WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE FUND

Supplement dated March 31, 2009, to the Statement of Additional Information dated February 1, 2009,

as previously supplemented on March 1, 2009 and March 26, 2009.

This supplement contains important information about the Funds referenced above.

Effective March 31, 2009, Mr. Thomas S. Goho retired as an Independent Trustee of Wells Fargo Funds Trust. As a result, all references to Mr. Goho are deleted.

Effective April 1, 2009, Ms. Judith M. Johnson, an Independent Trustee, serves as the chairperson of the Audit Committee.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

WELLS FARGO ADVANTAGE HIGH INCOME FUND

WELLS FARGO ADVANTAGE INCOME PLUS FUND

WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

WELLS FARGO ADVANTAGE STABLE INCOME FUND

WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Supplement dated March 31, 2009, to the Statement of Additional Information dated October 1, 2008,

as previously supplemented on November 1, 2008, November 17, 2008, December 29, 2008, January 16, 2009 and March 1, 2009.

This supplement contains important information about the Funds referenced above.

Effective March 31, 2009, Mr. Thomas S. Goho retired as an Independent Trustee of Wells Fargo Funds Trust. As a result, all references to Mr. Goho are deleted.

Effective April 1, 2009, Ms. Judith M. Johnson, an Independent Trustee, serves as the chairperson of the Audit Committee.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE ASIA PACIFIC FUND

WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND

Supplement dated March 31, 2009, to the Statement of Additional Information dated February 1, 2009,

as previously supplemented on February 18, 2009 and March 1, 2009.

This supplement contains important information about the Funds referenced above.

All Funds

Effective March 31, 2009, Mr. Thomas S. Goho retired as an Independent Trustee of Wells Fargo Funds Trust. As a result, all references to Mr. Goho are deleted.

Effective April 1, 2009, Ms. Judith M. Johnson, an Independent Trustee, serves as the chairperson of the Audit Committee.

International Equity Fund

Effective immediately, the information for Mark L. Yockey, CFA, appearing in the Management of Other Accounts section beginning on page 26 is deleted and replaced with the following:

Management of Other Accounts. The following table indicates the type of, number of, and total assets in accounts managed by the Portfolio Managers, not including the Funds. The accounts described include accounts that a Portfolio Manager manages in a professional capacity as well as accounts that a Portfolio Manager may manage in a personal capacity, if any, which are included under “Other Accounts.”

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Sub-Adviser and Fund Manager	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
Artisan
Mark L. Yockey, CFA	6	$13,777,671,754	3	$329,909,829	26	$6,496,939,960

The following table indicates the number and total assets managed of the above accounts for which the advisory fee is based on the performance of such accounts.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Sub-Adviser and Fund Manager	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
Artisan
Mark L. Yockey, CFA	0	$0	0	$0	0	$0

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUNDSM

WELLS FARGO ADVANTAGE GROWTH FUND

WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND

WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND

WELLS FARGO ADVANTAGE U.S. VALUE FUND

Supplement dated March 31, 2009, to the Statement of Additional Information dated December 1, 2008,

as previously supplemented on December 12, 2008, December 29, 2008, January 16, 2009, January 22, 2009,

March 1, 2009 and March 26, 2009.

This supplement contains important information about the Funds referenced above.

Effective March 31, 2009, Mr. Thomas S. Goho retired as an Independent Trustee of Wells Fargo Funds Trust. As a result, all references to Mr. Goho are deleted.

Effective April 1, 2009, Ms. Judith M. Johnson, an Independent Trustee, serves as the chairperson of the Audit Committee.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUNDSM

WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND

WELLS FARGO ADVANTAGE MONEY MARKET FUND

WELLS FARGO ADVANTAGE MONEY MARKET TRUST

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUNDSM

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND

WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND

WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND

Supplement dated March 31, 2009, to the Statement of Additional Information dated July 1, 2008,

as previously supplemented on August 1, 2008, October 1, 2008, November 1, 2008, December 29, 2008,

January 16, 2009 and March 1, 2009.

This supplement contains important information about the Funds referenced above.

Effective March 31, 2009, Mr. Thomas S. Goho retired as an Independent Trustee of Wells Fargo Funds Trust. As a result, all references to Mr. Goho are deleted.

Effective April 1, 2009, Ms. Judith M. Johnson, an Independent Trustee, serves as the chairperson of the Audit Committee.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND

WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

WELLS FARGO ADVATNAGE WISCONSIN TAX-FREE FUND

Supplement dated March 31, 2009, to the Statement of Additional Information dated November 1, 2009,

as previously supplemented on November 17, 2008, December 29, 2008, January 8, 2009, January 16, 2009 and March 1, 2009.

This supplement contains important information about the Funds referenced above.

Effective March 31, 2009, Mr. Thomas S. Goho retired as an Independent Trustee of Wells Fargo Funds Trust. As a result, all references to Mr. Goho are deleted.

Effective April 1, 2009, Ms. Judith M. Johnson, an Independent Trustee, serves as the chairperson of the Audit Committee.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

WELLS FARGO ADVANTAGE COMMON STOCK FUND

WELLS FARGO ADVANTAGE DISCOVERY FUNDSM

WELLS FARGO ADVANTAGE ENTERPRISE FUNDSM

WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE MID CAP GROWTH FUND

WELLS FARGO ADVANTAGE OPPORTUNITY FUNDSM

WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITY FUND

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

Supplement dated March 31, 2009, to the Statement of Additional Information dated March 1, 2009,

as previously supplemented on March 26, 2009.

This supplement contains important information about the Funds referenced above.

Effective March 31, 2009, Mr. Thomas S. Goho retired as an Independent Trustee of Wells Fargo Funds Trust. As a result, all references to Mr. Goho are deleted.

Effective April 1, 2009, Ms. Judith M. Johnson, an Independent Trustee, serves as the chairperson of the Audit Committee.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUNDSM

Supplement dated March 31, 2009, to the Statement of Additional Information dated October 1, 2008,

as previously supplemented on November 1, 2008, December 29, 2008, January 16, 2009 and March 1, 2009.

This supplement contains important information about the Fund referenced above.

Effective March 31, 2009, Mr. Thomas S. Goho retired as an Independent Trustee of Wells Fargo Funds Trust. As a result, all references to Mr. Goho are deleted.

Effective April 1, 2009, Ms. Judith M. Johnson, an Independent Trustee, serves as the chairperson of the Audit Committee.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND

WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND

Supplement dated March 31, 2009, to the Statement of Additional Information dated March 1, 2009.

This supplement contains important information about the Funds referenced above.

Effective March 31, 2009, Mr. Thomas S. Goho retired as an Independent Trustee of Wells Fargo Funds Trust. As a result, all references to Mr. Goho are deleted.

Effective April 1, 2009, Ms. Judith M. Johnson, an Independent Trustee, serves as the chairperson of the Audit Committee.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIOSM

Supplement dated March 31, 2009, to the Statement of Additional Information dated October 1, 2008,

as previously supplemented on November 1, 2008, December 29, 2008, January 16, 2009 and March 1, 2009.

This supplement contains important information about the Portfolios referenced above.

Effective March 31, 2009, Mr. Thomas S. Goho retired as an Independent Trustee of Wells Fargo Funds Trust. As a result, all references to Mr. Goho are deleted.

Effective April 1, 2009, Ms. Judith M. Johnson, an Independent Trustee, serves as the chairperson of the Audit Committee.